UNITED STATES SECURITIES AND
                              EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     March 31, 2013
                                                   --------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.): [ ]is a restatement.
                                  [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Taube Hodson Stonex Partners LLP
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Address: 1st Floor Cassini House
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         57-59 St James's Street
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         London SW1A 1LD
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         England
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Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Kim Van Tonder
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Title:    Head of Compliance
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Phone:    +44(20) 7659-4250
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


Signature, Place, and Date of Signing:

/s/Kim Van Tonder
-----------------
[Signature]

London, England
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[City, State]

April 11, 2013
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[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
                                REPORT SUMMARY:


Number of Other Included Managers:

     None
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Form 13F Information Table Entry Total:

     16
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Form 13F Information Table Value Total:

$ 1,038,817 (thousands)
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


                           FORM 13F INFORMATION TABLE


                                                    VALUE                            PUT/  INVESTMENT
                                                   --------                          ----  ----------
NAME OF ISSUER        TITLE OF CLASS     CUSIP     (x$1000)  SHARES/PRN AMT  SH/PRN  CALL  DISCRETION  OTHER MANAGERS
--------------------  --------------  -----------  --------  --------------  ------  ----  ----------  --------------
ADOBE SYSTEMS INC     COM             00724F 10 1   61,699        1,417,878  SH            SOLE
AMGEN INC             COM             031162 10 0   36,429          355,369  SH            SOLE
APACHE CORP           COM             037411 10 5   32,754          424,500  SH            SOLE
BUNGE LIMITED         COM             G16962 10 5   61,085          827,378  SH            SOLE
INTUIT                COM             461202 10 3   52,955          806,510  SH            SOLE
MONDELEZ INTL INC     CL A            609207 10 5   82,378        2,679,380  SH            SOLE
MOSAIC CO NEW         COM             61945C 10 3   74,890        1,256,335  SH            SOLE
PATTERSON UTI ENERGY  COM             703481 10 1   58,816        2,467,130  SH            SOLE
PEPSICO INC           COM             713448 10 8   96,772        1,223,264  SH            SOLE
PFIZER INC            COM             717081 10 3  123,128        4,266,384  SH            SOLE
ST JOE CO             COM             790148 10 0   64,783        3,048,617  SH            SOLE
STANLEY BLACK&DECKER  COM             854502 10 1   52,836          652,542  SH            SOLE
TRANSOCEAN LTD        REG SHS         H8817H 10 0   96,585        1,858,827  SH            SOLE
UTD PARCEL SERV       CL B            911312 10 6   30,031          349,603  SH            SOLE
WALT DISNEY CO        COM             254687 10 6   67,702        1,191,944  SH            SOLE
YUM BRANDS INC        COM             988498 10 1   45,974          639,062  SH            SOLE


                             VOTING AUTHORITY
                      ------------------------------
NAME OF ISSUER              SOLE        SHARED  NONE
--------------------  ----------------  ------  ----
ADOBE SYSTEMS INC            1,417,878
AMGEN INC                      355,369
APACHE CORP                    424,500
BUNGE LIMITED                  827,378
INTUIT                         806,510
MONDELEZ INTL INC            2,679,380
MOSAIC CO NEW                1,256,335
PATTERSON UTI ENERGY         2,467,130
PEPSICO INC                  1,223,264
PFIZER INC                   4,266,384
ST JOE CO                    3,048,617
STANLEY BLACK&DECKER           652,542
TRANSOCEAN LTD               1,858,827
UTD PARCEL SERV                349,603
WALT DISNEY CO               1,191,944
YUM BRANDS INC                 639,062